Property And Equipment	12 Months Ended
Dec. 31, 2011
Property And Equipment
Property And Equipment
NOTE 7: -	PROPERTY AND EQUIPMENT

	December 31,
	2010	2011

Cost:
Office furniture and equipment	$5,218	$4,869
Computers and electronic equipment	52,598	48,974
Motor vehicles	100	79
Leasehold improvements	4,574	3,729

	62,490	57,651
Accumulated depreciation:
Office furniture and equipment	2,480	2,527
Computers and manufacturing equipment	42,497	42,672
Motor vehicles	20	24
Leasehold improvements	2,890	2,654

	47,887	47,877

Depreciated cost	$14,603	$9,774

Depreciation expenses for the years ended December 31, 2009, 2010 and 2011 amounted to $ 7,231, $ 6,662 and $ 5,433, respectively.

During 2011, the Company recorded disposals and sales of property and equipment in the amount of $ 9,500 and accumulated depreciation in the amount of $ 5,443, out of which the amount of $ 8,516 and related accumulated depreciation in the amount of $ 4,842 was associated with the Company's restructuring activities.